Impairment (Tables)	6 Months Ended
Jun. 30, 2021
Impairment [Abstract]
Schedule of Impairment

	Half-year to 30 June 2021	Half-year to 30 June 2020
	£m	£m

Impact of transfers between stages	152	1,236
Other changes in credit quality	(473)	1,952
Additions (repayments)	(359)	181
Methodology and model changes	3	56
Other items	—	200
	(829)	2,389
Total impairment (credit) charge	(677)	3,625

In respect of:
Loans and advances to banks	(3)	14
Loans and advances to customers	(594)	3,314
Debt securities	—	1
Due from fellow Lloyds Banking Group undertakings	—	1
Financial assets held at amortised cost	(597)	3,330
Other assets	—	—
Impairment (credit) charge on drawn balances	(597)	3,330
Loan commitments and financial guarantees	(78)	289
Financial assets at fair value through other comprehensive income	(2)	6
Total impairment (credit) charge	(677)	3,625